SCHEDULE OF COMPONENTS OF INCOME TAX PROVISION (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating Loss Carryforwards [Line Items]
Total	$ 74,974	$ 22,407	$ 186,480	$ 248,837
UNITED STATES
Operating Loss Carryforwards [Line Items]
Current income tax expense	41,444
Deferred income tax expense
Seychelle [Member]
Operating Loss Carryforwards [Line Items]
Current income tax expense
Deferred income tax expense
HONG KONG
Operating Loss Carryforwards [Line Items]
Current income tax expense
Deferred income tax expense
CHINA
Operating Loss Carryforwards [Line Items]
Current income tax expense	33,530	22,407
Deferred income tax expense
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards [Line Items]
Current income tax expense			(41,444)	20,071
Deferred income tax expense
Seychelles Revenue Commission [Member]
Operating Loss Carryforwards [Line Items]
Current income tax expense
Deferred income tax expense
Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Current income tax expense
Deferred income tax expense
State Administration of Taxation, China [Member]
Operating Loss Carryforwards [Line Items]
Current income tax expense			227,924	228,766
Deferred income tax expense